Business Combinations	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Business Combinations
9. Business combinations:
On April 1, 2020, Nomura acquired 100% of Greentech Capital, LLC (“Greentech”), a leading M&A advisory boutique in sustainable technology and infrastructure in the United States.
The acquisition of Greentech comprises an initial cash payment and additional contingent payments based on future performance of the company. The transaction has been accounted for as a business combination under ASC 805 and consideration for the purchase as used to determine goodwill was
¥
12,389

million which includes the estimated fair value of contingent payments accounted for as contingent consideration on acquisition date. Changes in the fair value of contingent consideration are recognized in the consolidated statements of income until the contingency is resolved. Contingent payments linked to future employment of employees of Greentech are recognized in the consolidated statements of income as compensation expense over the relevant service period and when payment of those amounts becomes probable
.